UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Crosswind Investments, LLC
Address: Two International Place, 27th Floor
         Boston, MA 02110

Form 13F File Number: 28-____________ Note: This Form 13 file number is not assigned until after the SEC recieves the first Form 13F filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Raso
Title:   Partner
Phone:   617-861-8014


Signature, Place, and Date of Signing:

/s/ Michael Raso                        Boston MA                       2/1/2011
------------------                    -------------                     --------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $106,566
                                        --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager: Crosswind Investments
Report as of December 31, 2010

                                   Title                 Value    Shares/  Sh/  Put/  Invstmt   Other       Voting Authority
Name of Issuer                     of class   CUSIP     (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole    Shared    None
------------------------------     --------  ---------  --------  -------  ---  ----  -------  --------  ------   ------   -------
GLOBAL CROSSING LTD SHS NEW        COM       G3921A175    1,307   101,141   Sh          Sole             96,404             4,737
RADWARE LTD COM                    ORD       M81873107    1,225    61,280   Sh          Sole             59,762             1,518
VISTAPRINT NV                      SHS       N93540107    2,918    63,431   Sh          Sole             60,454             2,977
ACORDA THERAPEUTICS INC            COM       00484M106      865    31,740   Sh          Sole             30,301             1,439
ALASKA AIR GROUP INC               COM       011659109      823    14,512   Sh          Sole             13,819               693
ALIGN TECHNOLOGY INC               COM       016255101    1,784    91,310   Sh          Sole             87,026             4,284
AMERICAN SUPERCONDUCTOR CORP       COM       030111108      920    32,195   Sh          Sole             30,692             1,503
APPLIED MICRO CIRCUITS CORP        NEW       03822W406      654    61,201   Sh          Sole             58,294             2,907
ARVINMERITOR INC                   COM       043353101      849    41,374   Sh          Sole             39,433             1,941
BLACKBOARD INC                     COM       091935502    2,711    65,653   Sh          Sole             62,600             3,053
BLUE COAT SYSTEMS INC              NEW       09534T508      744    24,916   Sh          Sole             23,747             1,169
BRIGHAM EXPLORATION CO             COM       109178103    1,376    50,518   Sh          Sole             48,117             2,401
CATALYST HEALTH SOLUTIONS INC      COM       14888B103    2,478    53,296   Sh          Sole             50,659             2,637
CBEYOND INC                        COM       149847105    1,548   101,294   Sh          Sole             96,604             4,690
CLOUD PEAK ENERGY INC              COM       18911Q102    1,122    48,294   Sh          Sole             46,048             2,246
CONVIO INC                         COM       21257W105    1,205   145,515   Sh          Sole            138,681             6,834
DEXCOM INC                         COM       252131107      742    54,334   Sh          Sole             51,757             2,577
DIGITALGLOBE INC                   NEW       25389M877    2,769    87,325   Sh          Sole             83,263             4,062
DOLLAR FINL CORP                   COM       256664103    1,260    44,014   Sh          Sole             41,991             2,023
ENCORE CAP GROUP INC               COM       292554102    1,713    73,052   Sh          Sole             69,656             3,396
EQUINIX INC                        NEW       29444U502      440     5,409   Sh          Sole              5,157               252
EXELIXIS INC                       COM       30161Q104    1,128   137,430   Sh          Sole            130,974             6,456
EZCORP INC                     CLA NON-ITG   302301106      741    27,312   Sh          Sole             26,038             1,274
FINISAR CORP                       NEW       31787A507      824    27,761   Sh          Sole             26,458             1,303
GSI COMMERCE INC                   COM       36238G102    2,064    88,947   Sh          Sole             84,771             4,176
GRAFTECH INTL LTD                  COM       384313102      556    28,015   Sh          Sole             26,701             1,314
HSN INC                            COM       404303109      752    24,547   Sh          Sole             23,407             1,140
HANGER ORTHOPEDIC GROUP INC        NEW       41043F208    1,838    86,732   Sh          Sole             82,694             4,038
HEALTHSOUTH CORP                   NEW       421924309    3,190   154,032   Sh          Sole            146,778             7,254
HEIDRICK & STRUGGLES INTLIN        COM       422819102    1,370    47,833   Sh          Sole             45,798             2,035
INSULET CORP                       COM       45784P101      847    54,633   Sh          Sole             53,273             1,360
JAMES RIVER COAL CO                NEW       470355207      847    33,427   Sh          Sole             31,859             1,568
JARDEN CORP                        COM       471109108    5,020   162,633   Sh          Sole            158,632             4,001
KELLY SERVICES INC                 CLA       488152208    2,436   129,585   Sh          Sole            123,519             6,066
KENEXA CORP                        COM       488879107    2,787   127,908   Sh          Sole            121,921             5,987
KNOLOGY INC                        COM       499183804    4,116   263,353   Sh          Sole            250,982            12,371
LIQUIDITY SVCS INC                 COM       53635B107      954    67,908   Sh          Sole             64,667             3,241
MANHATTAN ASSOCIATES INC           COM       562750109    1,093    35,794   Sh          Sole             34,115             1,679
MONSTER WORLDWIDE INC              COM       611742107    1,737    73,499   Sh          Sole             70,086             3,413
NII HOLDINGS INC                 ELB NEW     62913F201    2,644    59,213   Sh          Sole             56,430             2,783
NAVISTAR INTERNATIONAL CORP        COM       63934E108    1,110    19,174   Sh          Sole             18,289               885
NETLOGIC MICROSYSTEMS INC          COM       64118B100      729    23,204   Sh          Sole             22,115             1,089
NORTHERN OIL AND GAS INC NEV       COM       665531109      849    31,207   Sh          Sole             29,726             1,481
NUANCE COMMUNICATIONS INC          COM       67020Y100       17       950   Sh          Sole                  -               950
OCLARO INC                         NEW       67555N206      567    43,152   Sh          Sole             41,102             2,050
OFFICEMAX INC DEL                  COM       67622P101    1,738    98,172   Sh          Sole             93,562             4,610
OFFICE DEPOT INC                   COM       676220106    2,609   483,203   Sh          Sole            460,677            22,526
PMC - SIERRA INC                   COM       69344F106      701    81,554   Sh          Sole             77,724             3,830
PEP BOYS-MANNY MOE & JACK          COM       713278109      708    52,707   Sh          Sole             50,233             2,474
PHARMASSET INC                     COM       71715N106      626    14,417   Sh          Sole             13,740               677
RADIANT SYSTEMS INC                COM       75025N102    1,508    77,058   Sh          Sole             73,501             3,557
RAILAMERICA INC                    COM       750753402    2,770   213,941   Sh          Sole            203,969             9,972
REHABCARE GROUP INC                COM       759148109    5,439   229,474   Sh          Sole            218,707            10,767
ROSETTA RESOURCES INC              COM       777779307      538    14,299   Sh          Sole             13,939               360
SFN GROUP INC                      COM       784153108      596    61,101   Sh          Sole             58,199             2,902
SAVVIS INC                         NEW       805423308    5,639   220,959   Sh          Sole            210,585            10,374
SOLUTIA INC                        NEW       834376501    2,534   109,797   Sh          Sole            104,648             5,149
TNS INC                            NEW       872960109      834    40,100   Sh          Sole             39,078             1,022
TENET HEALTHCARE CORP              COM       88033G100    3,480   520,117   Sh          Sole            489,390            30,727
TENNECO INC                        COM       880349105    1,097    26,651   Sh          Sole             25,402             1,249
TUPPERWARE BRANDS CORP             COM       899896104    2,276    47,741   Sh          Sole             45,502             2,239
US AIRWAYS GROUP INC               COM       90341W108      654    65,288   Sh          Sole             62,226             3,062
VALASSIS COMMUNICATIONS INC        COM       918866104      512    15,829   Sh          Sole             15,095               734
VERIFONE SYS INC                   COM       92342Y109    1,123    29,112   Sh          Sole             27,747             1,365
WARNACO GROUP INC                  NEW       934390402      489     8,874   Sh          Sole              8,456               418
WATSCO INC                         COM       942622200    1,644    26,060   Sh          Sole             24,838             1,222
WOODWARD GOVERNOR CO               COM       980745103    1,238    32,957   Sh          Sole             31,411             1,546
AMERIPRISE FINL INC                COM       03076C106       35       600   Sh          Sole                600                 -
DELTA AIR LINES INC DEL            NEW       247361702       12       952   Sh          Sole                952                 -
EXPEDIA INC                        COM       30212P105       24       969   Sh          Sole                969                 -
MANPOWER INC                       COM       56418H100       11       168   Sh          Sole                168                 -
NORFOLK SOUTHERN CORP              COM       655844108       12       188   Sh          Sole                188                 -
TIME WARNER CABLE INC              COM       88732J207       29       432   Sh          Sole                432                 -
UNITED CONTL HLDGS INC             COM       910047109        8       757   Sh          Sole                757                 -
WHITING PETE CORP NEW              COM       966387102       13       110   Sh          Sole                110                 -